Long-Term Borrowings - Summary of Long-term Borrowings (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Debt Instrument [Line Items]
Restricted cash	¥ 122,048		$ 16,957	¥ 1,362
Debt instrument, date of first payment required	Jul. 25, 2026	Jul. 25, 2026
Debt instrument, date of last payment required	Dec. 15, 2030	Dec. 15, 2030
China Merchants Bank
Debt Instrument [Line Items]
Uncommitted credit facility	¥ 110,000
Domestic fixed assets loan	90,000
Line of credit, amount	¥ 40,000		$ 5,557
Effective interest rate	3.60%		3.60%
Restricted cash	¥ 121,472		$ 16,876
Line of credit, maturity date	December, 2030	December, 2030
Debt instrument, frequency of periodic payment	every half year	every half year
Repayment Amount	¥ 40,000	$ 5,557
China Merchants Bank | July 25, 2026
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | January 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | June 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | January 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | June 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | January 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | June 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | January 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | June 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	278
China Merchants Bank | December 15, 2030
Debt Instrument [Line Items]
Repayment Amount	¥ 22,000	$ 3,055